SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,287	$ 7,442
Less: accumulated depreciation	(4,299)	(4,089)
Less: provision for impairment	(1,011)	(298)
Property and equipment, net	1,977	3,055
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37	37
Factory Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	711	711
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	555	555
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24	24
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,401	3,394
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,102	1,265
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	99	99
Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,358	$ 1,357